Critical Accounting Judgements, Estimates and Assumptions - Additional Information (Detail) $ in Thousands	Jun. 30, 2020 AUD ($)
Disclosure of significant accounting judgments assumptions and estimates [abstract]
Deferred tax assets	$ 0